UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320
         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     August 7, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $57,571 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY

        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     3038    47130 SH       SOLE                    47130
ACCENTURE LTD                  COM              G1151C101     4049    67375 SH       SOLE                    67375
APPLE INC COM                  COM              037833100     7539    12909 SH       SOLE                    12909
BERKSHIRE HATHAWAY 'B'         COM              084670702     3832    45985 SH       SOLE                    45985
CHECK POINT                    COM              M22465104     3330    67145 SH       SOLE                    67145
DISCOVERY COMM.                COM              25470f302     2437    48655 SH       SOLE                    48655
EBAY INC COM                   COM              278642103     1435    34150 SH       SOLE                    34150
EXPRESS SCRIPTS                COM              30219g108     3259    58370 SH       SOLE                    58370
FRANKLIN RES INC               COM              354613101     3233    29133 SH       SOLE                    29133
GARDNER DENVER                 COM              365558105     1619    30605 SH       SOLE                    30605
GILEAD SCIENCES                COM              375558103     1825    35585 SH       SOLE                    35585
GOOGLE INC CL A                COM              38259P508     3687     6356 SH       SOLE                     6356
GRAINGER WW                    COM              384802104     1409     7368 SH       SOLE                     7368
MCKESSON CORP                  COM              58155Q103     3144    33535 SH       SOLE                    33535
MICROSOFT                      COM              594918104     3512   114812 SH       SOLE                   114812
NIKE INC CLASS B               COM              654106103     2310    26320 SH       SOLE                    26320
QUALCOMM                       COM              747525103     2734    49100 SH       SOLE                    49100
VARIAN MED SYS                 COM              92220P105     1278    21035 SH       SOLE                    21035
VISA INC                       COM              92826C839     3901    31555 SH       SOLE                    31555